Employees - Share- based Compensation Plans Narrative (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Feb. 04, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Share Based Compensation Plans [Line Items]
Shares and options outstanding in respect of share-based compensation plans		15,370,746	12,283,872
Book value of shares held in respect of share-based compensation plans eliminated on consolidation		€ 388	€ 483
Market value of shares held in respect of share-based compensation plans eliminated on consolidation		€ 250	€ 357
Number of shares granted	0
Number of shares vested	2,567,252
Number of shares forfeited	211,164
Management Co-Investment Plan
Disclosure of Share Based Compensation Plans [Line Items]
Percentage of annual bonus allowed to be invested		100.00%
Vesting period		4 years
Performance share plans
Disclosure of Share Based Compensation Plans [Line Items]
Vesting period		3 years
Unilever PLC
Disclosure of Share Based Compensation Plans [Line Items]
Number of shares transferred To employee share ownership trust		4,453,244	5,884,511
Number of shares held as treasury shares		847,914	1,382,155
Bottom of range
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		0.00%
Bottom of range | Executive Directors | Management Co-Investment Plan
Disclosure of Share Based Compensation Plans [Line Items]
Percentage of annual bonus allowed to be invested		33.00%
Top of range
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		200.00%
Top of range | Executive Directors | Management Co-Investment Plan
Disclosure of Share Based Compensation Plans [Line Items]
Percentage of annual bonus allowed to be invested		67.00%